Note 03 - Income Taxes, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Income Taxes, Additiional information
Income tax rate	25.00%	25.00%
Social Contributon rate	9.00%	9.00%
Tax Expense statutory rate	34.00%	34.00%
Tax incentive within the region covered by the Northeast Development Agency (ADENE)	$ 51	$ 82
Percentage of reduction in income tax payable calculated on the profits of the exploration of incentive activities	75.00%	75.00%